Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 158.6	$ 383.8
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0.0	256.2
Accumulated Amortization	0.0	247.1
Net Carrying Amount	0.0	9.1
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	88.1	76.8
Net Carrying Amount	71.1	82.4
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	69.1	69.1
Accumulated Amortization	67.0	58.3
Net Carrying Amount	2.1	10.8
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3.6	3.6
Accumulated Amortization	2.9	1.0
Net Carrying Amount	0.7	2.6
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	231.9	488.1
Accumulated Amortization	158.0	383.2
Net Carrying Amount	$ 73.9	$ 104.9